Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net loss	$ (2,231)	$ (2,461)
Change in unrealized gain on securities:
Unrealized gain (losses) arising during the period	21
Reclassification adjustment for realized gains	(195)
Net change in unrealized gain	(174)
Deferred income tax benefit on above change	66
Total other comprehensive income	(108)
Comprehensive loss	$ (2,339)	$ (2,461)